1. Organization and Business (Details Narrative) - USD ($)		2 Months Ended	3 Months Ended				8 Months Ended	9 Months Ended			12 Months Ended
	Jan. 08, 2018	Feb. 19, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Aug. 17, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net loss			$ (2,555,233)	$ (1,715,152)	$ (5,007,482)	$ (1,821,852)		$ (9,277,867)	$ (5,275,101)		$ (9,003,901)	$ (4,908,736)
Net Cash Used in Operating Activities								(4,636,416)	$ (5,486,708)		(8,008,010)	(7,186,870)
Accumulated deficit			(62,175,450)					(62,175,450)			(50,702,486)	(41,551,497)
Stockholders equity			$ 8,735,356	$ 9,090,612	$ (10,767,514)			$ 8,735,356			12,839,771	15,039,846	$ 10,055,526
Cash, cash equivalents and restricted cash											3,085,026
Proceeds from sale of stock											$ 1,596,341	5,699,534
Warrants issued											930,001
Proceeds from issuance of convertible debt											$ 4,186,054	$ 0
Llama Productions [Member] | Loan and Security Agreement [Member]
Proceeds from issuance of convertible debt										$ 4,186,054
Production loan maximum										$ 1,768,010
Production loan maturity date										Mar. 31, 2021
January 2018 Private Placement [Member]
Warrants issued											685,000
Securities Purchase Agreement [Member] | January 2018 Private Placement [Member] | Accredited Investors [Member]
Proceeds from sale of stock	$ 1,596,340
Warrants issued	592,000
Securities Purchase Agreement [Member] | January 2018 Private Placement [Member] | Chardan Capital Markets [Member]
Warrants issued	93,000
Securities Purchase Agreement [Member] | August 2018 Purchase Agreement [Member] | Certain Investors [Member]
Warrants issued							1,800,000
Proceeds from issuance of convertible debt							$ 4,186,054
Debt face amount							$ 4,500,000
Securities Purchase Agreement [Member] | February 2019 Private Placement [Member] | An Accredited Investor [Member] | Subsequent Event [Member]
Proceeds from the sale of equity		$ 2,000,000